ACCOUNTING POLICIES (Employee liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred compensation share-based arrangements, liability	$ 36.2	$ 43.0
Stock granted, value	$ 36.0	$ 42.2
Incentive Retention Program | Capital Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Redemption, period (years)	10 years
Early redemption, period (years)	7 years